UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                      August 26, 2006 to September 25, 2006


Commission File Number of issuing entity: 333-121990-06


                J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-121990


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       56-2566469, 56-2566470, 56-2566471
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-FRE1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                 --------------
           (Former name, former address, if changed since last report)


               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On September 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on September 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                               By:     /s/ William C. Buell
                                       ------------------------------------
                                       William C. Buell
                                       Vice President

                              Date:    September 29, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1 relating to the September 25, 2006 distribution.


                                     EX-99.1
                 J.P. Morgan Mortgage Acquisition Corp, 2006-FRE1
                                  September 25, 2006

                                Table of Contents
Factor Report                                                                 3
Distribution Report                                                           4
Principal Funds Remittance Report                                             5
Interest Funds Remittance Report                                              5
Prepayment Penalties Report                                                   6
Prepayment Penalties Historical 12 Month Trend                                6
Collateral Pool Detail                                                        7
Advance Reporting                                                             7
Pooled Weighted Average Remaining Terms and Net Mortgage Rates                7
Delinquent Mortgage Loans                                                     8
Delinquency Trend Group                                                       9
Bankruptcies                                                                 10
Foreclosures                                                                 11
REO Properties                                                               12
REO Property Scheduled Balance                                               13
Principal Payoffs by Group occurred in this Distribution                     14
Realized Loss Group Report                                                   15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Patrick B. Okas
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 NYP, 6th Floor,
                            New York, New York 10004
                    Tel: (212) 623-4469 / Fax: (212) 623-5858

                 J.P. Morgan Mortgage Acquisition Corp, Series 2006-FRE1
                                  September 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                  FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          PRINCIPAL        PRINCIPAL           INTEREST              TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1      46626LFX3        788.41091213      30.19135622            3.77092079           33.96227701       758.21955591    5.554380%
A2      46626LFK1        510.46444145      79.98606055            2.37118928           82.35724984       430.47838090    5.394380%
A3      46626LFL9      1,000.00000000       0.00000000            4.74849389            4.74849389     1,000.00000000    5.514380%
A4      46626LFM7      1,000.00000000       0.00000000            4.83460484            4.83460484     1,000.00000000    5.614380%
M1      46626LFN5      1,000.00000000       0.00000000            4.92071612            4.92071612     1,000.00000000    5.714380%
M2      46626LFP0      1,000.00000000       0.00000000            4.94654940            4.94654940     1,000.00000000    5.744380%
M3      46626LFQ8      1,000.00000000       0.00000000            4.95516051            4.95516051     1,000.00000000    5.754380%
M4      46626LFR6      1,000.00000000       0.00000000            5.03266051            5.03266051     1,000.00000000    5.844380%
M5      46626LFS4      1,000.00000000       0.00000000            5.06710504            5.06710504     1,000.00000000    5.884380%
M6      46626LFT2      1,000.00000000       0.00000000            5.16182739            5.16182739     1,000.00000000    5.994380%
M7      46626LFU9      1,000.00000000       0.00000000            5.66127135            5.66127135     1,000.00000000    6.574380%
M8      46626LFV7      1,000.00000000       0.00000000            5.83349372            5.83349372     1,000.00000000    6.774380%
M9      46626LFW5      1,000.00000000       0.00000000            6.60849407            6.60849407     1,000.00000000    7.674380%
M10     46626LFY1      1,000.00000000       0.00000000            6.73766071            6.73766071     1,000.00000000    7.824380%
M11     46626LFZ8      1,000.00000000       0.00000000            6.73766040            6.73766040     1,000.00000000    7.824380%
P          N/A         1,000.00000000       0.00000000    3,085,856.10000000    3,085,856.10000000     1,000.00000000    0.000000%
TOTALS                   837.10467543      25.35903805            4.42665142           29.78568947       811.74563738
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          NOTIONAL         PRINCIPAL           INTEREST              TOTAL           NOTIONAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
C          N/A           843.58996231       0.00000000            1.23006357            1.23006357       819.15532928    0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL         BEGINNING                                                                                ENDING
             FACE             PRINCIPAL                                                       REALIZED   DEFERRED      PRINCIPAL
CLASS        VALUE            BALANCE          PRINCIPAL          INTEREST      TOTAL         LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1         279,696,000.00    220,515,378.48     8,444,401.57     1,054,711.46      9,499,113.03     0.00   0.00     212,070,976.91
A2         203,526,000.00    103,892,785.91    16,279,242.96       482,598.67     16,761,841.63     0.00   0.00      87,613,542.95
A3         248,661,000.00    248,661,000.00             0.00     1,180,765.24      1,180,765.24     0.00   0.00     248,661,000.00
A4          25,395,000.00     25,395,000.00             0.00       122,774.79        122,774.79     0.00   0.00      25,395,000.00
M1          40,496,000.00     40,496,000.00             0.00       199,269.32        199,269.32     0.00   0.00      40,496,000.00
M2          36,953,000.00     36,953,000.00             0.00       182,789.84        182,789.84     0.00   0.00      36,953,000.00
M3          22,273,000.00     22,273,000.00             0.00       110,366.29        110,366.29     0.00   0.00      22,273,000.00
M4          20,248,000.00     20,248,000.00             0.00       101,901.31        101,901.31     0.00   0.00      20,248,000.00
M5          17,717,000.00     17,717,000.00             0.00        89,773.90         89,773.90     0.00   0.00      17,717,000.00
M6          16,198,000.00     16,198,000.00             0.00        83,611.28         83,611.28     0.00   0.00      16,198,000.00
M7          15,692,000.00     15,692,000.00             0.00        88,836.67         88,836.67     0.00   0.00      15,692,000.00
M8          14,174,000.00     14,174,000.00             0.00        82,683.94         82,683.94     0.00   0.00      14,174,000.00
M9          11,136,000.00     11,136,000.00             0.00        73,592.19         73,592.19     0.00   0.00      11,136,000.00
M10         12,149,000.00     12,149,000.00             0.00        81,855.84         81,855.84     0.00   0.00      12,149,000.00
M11         10,630,000.00     10,630,000.00             0.00        71,621.33         71,621.33     0.00   0.00      10,630,000.00
P                  100.00            100.00             0.00       308,585.61        308,585.61     0.00   0.00             100.00
R                    0.00              0.00             0.00             0.00              0.00     0.00   0.00               0.00
TOTALS     974,944,100.00    816,130,264.39    24,723,644.53     4,315,737.68     29,039,382.21     0.00   0.00     791,406,619.86
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                ORIGINAL         BEGINNING                                                                             ENDING
                FACE             NOTIONAL                                                     REALIZED   DEFERRED      NOTIONAL
CLASS           VALUE            BALANCE          PRINCIPAL       INTEREST          TOTAL     LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        1,011,827,945.46    853,567,898.37             0.00     1,244,612.69      1,244,612.69     0.00   0.00     828,844,253.84
-----------------------------------------------------------------------------------------------------------------------------------


             J.P. Morgan Mortgage Acquisition Corp, Series 2006-FRE1
                                  September 25, 2006

Dates:
Record Date                                                                                     09/22/06
Determination Date                                                                              09/15/06
Distribution Date                                                                               09/25/06


Principal Funds Remitance Report
                                        Group 1          Group 2           Total
Scheduled Principal Payments         213,231.08       335,082.28      548,313.36
Principal Prepayments              7,981,916.48    15,745,572.89   23,727,489.37
Curtailments                         150,234.04         6,390.61      156,624.65
Cutailment Interest Adjustments        1,072.23          -146.72          925.51
Repurchased Principal Amounts              0.00             0.00            0.00
Substitution Principal Amounts             0.00             0.00            0.00
Net Liquidation Proceeds                   0.00             0.00            0.00
Other Principal Adjustments                0.00             0.00            0.00
Non Recoverable Prin Advances          1,825.27             0.00        1,825.27
Total Principal Remitance Amount   8,344,628.56    16,086,899.06   24,431,527.62


Interest Funds Remitance Report
                                        Group 1        Group 2        Total
Scheduled Gross Interest               1,986,726.84  3,402,958.02  5,389,684.86
Servicing Fees                           131,174.62    224,478.62    355,653.24
Trustee Fees                                 787.03      1,346.89      2,133.92
Custodian Fees                               524.70        897.91      1,422.61
Trust Oversight Manager Fees               3,935.24      6,734.36     10,669.60
Non Recoverable Interest Advances         17,204.92          0.00     17,204.92
Interest Adjust From Prior Periods             0.00          0.00          0.00
Total Interest Remitance Amount        1,832,755.13  3,169,500.24  5,002,255.37

Prepayment Penalties Report
           Number of Loans Prepaid with    Balance of Loans Prepaid with       Amount of Prepayment
           Respect to which Prepayment      Respect to which Prepayment         Penalties Collected
           Penalties were Collected          Penalties were Collected
Group 1     23                                   4,005,378.87                     121,188.42
Group 2     27                                   6,695,682.55                     187,397.19
Total       50                                  10,701,061.42                     308,585.61

Collateral Pool Detail
                      Beginning Number      Ending Number          Beginnning                Ending
                              of Loans           of Loans           Aggregate             Aggregate
                           Outstanding        Outstanding        Loan Balance          Loan Balance
Group 1                          1,801              1,754      314,819,175.51        306,183,150.54
Group 2                          2,447              2,385      538,748,722.86        522,661,103.30
Total                            4,248              4,139      853,567,898.37        828,844,253.84

 Advance Reporting
                                  Current              Aggregate
                                 Advances               Advances
Group 1                              0.00                   0.00
Group 2                              0.00                   0.00
Total                                0.00                   0.00

Pooled Weighted Average Remaining Terms and Net Mortgage Rates
              Weighted Average              Weighted Average
                Remaining Term                  Net Mortgage
                   to Maturity                          Rate
Group 1                 349.00                      7.05283%
Group 2                 348.00                      7.05969%
Total                   348.37                      7.05716%

        Delinquent Mortgage Loans
                 Group 1
                Category              Number          Principal Balance    Percentage
                 1 Month                  72              12,189,738.35         3.98%
                 2 Month                  21               3,421,343.35         1.12%
                 3 Month                   8                 426,051.99         0.14%
                  Total                  101              16,037,133.69         5.24%
        Delinquent Mortgage Loans
                 Group 2
                Category              Number          Principal Balance    Percentage
                 1 Month                 101              24,766,525.84         4.74%
                 2 Month                  33               6,286,642.08         1.20%
                 3 Month                  32               2,757,264.07         0.53%
                  Total                  166              33,810,431.99         6.47%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

   Bankruptcies
   Group Number      Number of Loans Principal Balance  Percentage
            1                     11     1,458,661.21        0.48%
            2                     10     1,614,558.02        0.31%
       Total                      21     3,073,219.23        0.37%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        0
Principal Balance of Bankruptcy Loans that are Current                                          0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                             2
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                         278,835.66
Number of Bankruptcy Loans that are 2 Months Delinquent                                            1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                        169,966.27
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           8
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                     1,009,859.28
Total Number of Bankruptcy Loans                                                                  11
Total Principal Balance of Bankruptcy Loans                                             1,458,661.21

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        1
Principal Balance of Bankruptcy Loans that are Current                                    595,144.51
Number of Bankruptcy Loans that are 1 Month Delinquent                                             1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                          54,057.11
Number of Bankruptcy Loans that are 2 Months Delinquent                                            2
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                         48,158.16
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           6
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       917,198.24
Total Number of Bankruptcy Loans                                                                  10
Total Principal Balance of Bankruptcy Loans                                             1,614,558.02

 Foreclosures
 Group Number     Number of Loans Principal Balance   Percentage
         1                     82    13,988,848.72         4.57%
         2                    103    29,564,914.73         5.66%
    Total                     185    43,553,763.45         5.25%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            1
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                        108,101.19
Number of Foreclosure Loans that are 2 Months Delinquent                                           2
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                       972,401.31
Number of Foreclosure Loans that are 3+ Months Delinquent                                         79
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   12,908,346.22
Total Number of Foreclosure Loans                                                                 82
Total Principal Balance of Foreclosure Loans                                           13,988,848.72

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                        103
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   29,564,914.73
Total Number of Foreclosure Loans                                                                103
Total Principal Balance of Foreclosure Loans                                           29,564,914.73

 REO Properties
  Group Number    Number of Loans Principal Balance    Percentage
          1                    11     1,936,378.42          0.63%
          2                    10     2,446,309.08          0.47%
     Total                     21     4,382,687.50          0.53%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                 11
Principal Balance of REO Loans that are 3+ Months Delinquent                            1,936,378.42
Total Number of REO Loans                                                                         11
Total Principal Balance of REO Loans                                                    1,936,378.42

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                 10
Principal Balance of REO Loans that are 3+ Months Delinquent                            2,446,309.08
Total Number of REO Loans                                                                         10
Total Principal Balance of REO Loans                                                    2,446,309.08

 REO Property Scheduled Balance
 oup Number      Loan Number          REO Date       Schedule Principal Balance
     1            1000283189        11/01/2005                       349,707.73
     1            1000283324        12/01/2005                       320,700.96
     1            5000172276        03/01/2006                        71,404.37
     1            5000180727        03/01/2006                        98,209.05
     1            6000175624        12/01/2005                       198,348.04
     1            6000179490        03/01/2006                       112,687.41
     1            6000182717        12/01/2005                       218,887.99
     1            6000184892        12/01/2005                       111,674.29
     1            6000186225        11/01/2005                       147,694.60
     1            7000168898        01/01/2006                       132,731.78
     1            7000169751        12/01/2005                       174,332.20
     2            5000172495        01/01/2006                       126,109.09
     2            5000174303        12/01/2005                       370,725.45
     2            5000175306        01/01/2006                       192,691.33
     2            5000180970        02/01/2006                       210,519.39
     2            5000181281        11/01/2005                       210,646.94
     2            6000184762        12/01/2005                       110,589.61
     2            6000185453        11/01/2005                       426,732.86
     2            6000187226        01/01/2006                       175,472.98
     2            7000168733        01/01/2006                       435,895.11
     2            7000170403        11/01/2005                       186,926.32
   Total                                                           4,382,687.50

Principal Payoffs by Group occured in this Distribution
   Group Number     Number of Loans        Principal Balance    Percentage
            1              0                       8,271,487.62       2.70%
            2              0                      15,746,293.39       3.01%
       Total               0                      24,017,781.01       2.90%


 Realized Loss Group Report
        Group Number    Current Loss   Cumulative Loss  Ending Balance    Balance of Liquidated Loans    Net Liquidation Proceeds
              1           289,571.14        345,793.26  306,183,150.54                        0.00                    0.00
              2               720.50          2,963.52  522,661,103.30                        0.00                    0.00
            TOTAL         290,291.64        348,756.78  828,844,253.84                        0.00                    0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                       290,291.64
Group 1                                                                                              289,571.14
Group 2                                                                                                  720.50

Cumulative Realized Losses - Reduced by Recoveries                                                   348,756.78
Group 1                                                                                              345,793.26
Group 2                                                                                                2,963.52

Current Applied Losses                                                                                     0.00
Cumulative Applied Losses                                                                                  0.00

Trigger Event                                                                                                NO
TEST I - Trigger Event Occurrence                                                                            NO
(Is Delinquency Percentage > 31.75% of Senior Enhancement percentage ?)
Delinquency Percentage                                                                                 7.59768%
31.75% of Senior Enhancement percentage                                                                9.76090%
OR
TEST II - Trigger Event Occurrence                                                                           NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                   0.03447%
Required Cumulative Loss %                                                                             0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                             37,437,633.98
Ending Overcollateralization Amount                                                               37,437,633.98
Ending Overcollateralization Deficiency                                                                    0.00
Overcollateralization Release Amount                                                                       0.00
Monthly Excess Interest                                                                            1,022,719.62
Payment to Class C                                                                                 1,244,612.69

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                           0.00
Class A-1                                                                                                  0.00
Class A-2                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Interest Carryforward Amount Paid This Period                                                              0.00
Class A-1                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-2                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                  0.00
Class A-2                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00
Swap Account:
Net Swap Payment Due                                                                                       0.00
Net Swap Payment Paid                                                                                      0.00
Net Swap Receipt Due                                                                                 541,626.31

Beginning Balance                                                                                      1,000.00
Additions to the Swap Account                                                                        541,626.31
Withdrawals from the Swap Account                                                                    541,626.31
Ending Balance                                                                                         1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                      1,000.00
Additions to the Basis Risk Reserve Fund                                                              27,616.33
Divident Earnings on the Basis Risk Reserve Fund                                                           0.00
Withdrawals from the Basis Risk Reserve Fund                                                          27,616.33
Ending Balance                                                                                         1,000.00

Interest Accrual Period:
Start Date                                                                                      August 25, 2006
End Date                                                                                     September 25, 2006
Number of Days in Accrual Period                                                                             31

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                                  0.00
Class A-2                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                              8,101.73
Class M-10                                                                                            10,407.96
Class M-11                                                                                             9,106.64

Interest Carryover Amount Paid This Period
Class A-1                                                                                                  0.00
Class A-2                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                              8,101.73
Class M-10                                                                                            10,407.96
Class M-11                                                                                             9,106.64

Remaining Interest Carryover Amount
Class A-1                                                                                                  0.00
Class A-2                                                                                                  0.00
Class M-1                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                              0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                       0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                       0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                       0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                      0.00
Prepayment Interest Shortfall Allocated to Class C                                                         0.00

Total Relief Act Interest Shortfall occured this distribution                                              0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                       0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                       0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                       0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                      0.00
Relief Act Interest Shortfall Allocated to Class C                                                         0.00

Available Net Funds Cap to Libor Certificates                                                          6.829511

One-Month LIBOR for Such Distribution Date                                                             5.324380

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                              5.554380
Class A-2                                                                                              5.394380
Class A-3                                                                                              5.514380
Class A-4                                                                                              5.614380
Class M-1                                                                                              5.714380
Class M-2                                                                                              5.744380
Class M-3                                                                                              5.754380
Class M-4                                                                                              5.844380
Class M-5                                                                                              5.884380
Class M-6                                                                                              5.994380
Class M-7                                                                                              6.574380
Class M-8                                                                                              6.774380
Class M-9                                                                                              7.674380
Class M-10                                                                                             7.824380
Class M-11                                                                                             7.824380

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Deferred Amount Paid This Period                                                                           0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00
Deferred Amount Occured This Period                                                                        0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Remaining Deferred Amount
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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